RESTRUCTURING COSTS - Lease Liability (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Restructuring and Related Activities [Abstract]
2021	$ 1,562
2022	1,963	$ 1,815
2023	1,966	1,787
2024	1,537	1,845
2025	404	1,418
Thereafter	0
Total	$ 7,432	$ 7,269